Digital assets - Summary of Details of Digital Assets (Detail) $ in Thousands	Jun. 30, 2025 USD ($) Quantity	Dec. 31, 2024 USD ($) Quantity	Dec. 31, 2023 USD ($)
Crypto Asset, Holding [Line Items]
Cost Basis	$ 30,730	$ 19,758
Fair Value	$ 35,113	$ 31,330	$ 11,339
Sui [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	3,564,079	2,304,672
Cost Basis	$ 7,792	$ 2,385
Fair Value	$ 9,898	$ 9,483
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	73	73
Cost Basis	$ 2,193	$ 2,113
Fair Value	$ 7,829	$ 6,781	4,680
Ether [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	1,726	1,746
Cost Basis	$ 4,412	$ 4,455
Fair Value	$ 4,300	$ 5,815	3,123
Syrup [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	4,951,165	49,512
Cost Basis	$ 2,500	$ 2,500
Fair Value	$ 2,686	$ 772
Worldcoin [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	2,779,348	0
Cost Basis	$ 3,300	$ 0
Fair Value	$ 2,498	$ 0
Sei [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	6,250,000	6,250,000
Cost Basis	$ 2,385	$ 2,385
Fair Value	$ 1,763	$ 2,472
Starknet [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	13,601,010	0
Cost Basis	$ 1,616	$ 0
Fair Value	$ 1,587	$ 0
Zebec Network [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	366,555,944	310,290,738
Cost Basis	$ 524	$ 420
Fair Value	$ 1,252	$ 276
Aptos [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	217,378	217,378
Cost Basis	$ 1,487	$ 1,487
Fair Value	$ 1,062	$ 1,891
Optimism [Member]
Crypto Asset, Holding [Line Items]
Quantity | Quantity	867,303	867,303
Cost Basis	$ 1,330	$ 1,330
Fair Value	491	1,518
Other digital assets
Crypto Asset, Holding [Line Items]
Cost Basis	3,191	2,683
Fair Value	$ 1,747	2,322	$ 3,536
Other Digital Assets [Member]
Crypto Asset, Holding [Line Items]
Cost Basis		5,603
Fair Value		$ 3,370